Offerings	Jul. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to Purchase Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required pursuant to Rule 457(g) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise Pre-Funded Warrants to Purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required pursuant to Rule 457 (g) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Common Warrants
Maximum Aggregate Offering Price	$ 3,795,002.00
Amount of Registration Fee	$ 524.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 3,795,002.00
Amount of Registration Fee	$ 524.09
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Common Warrants
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act.